PARENT COMPANY FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income:
Interest and dividend income	$ 5,474	$ 5,468	$ 5,650	$ 5,840	$ 6,044	$ 6,238	$ 6,382	$ 6,466	$ 6,440	$ 16,127	$ 17,534	$ 23,002	$ 25,526	$ 27,511
Expenses:
Interest expense	904		1,321							2,855	4,245	5,428	7,209	9,374
Other	921		876							2,712	2,679	3,478	3,747	3,502
Income tax benefit	379		573							1,206	1,303	1,620	1,457	565
Net income	1,046	1,021	1,220	928	799	1,071	957	726	570	3,287	2,947	3,968	3,324	1,854
First Community Corporation
Income:
Interest and dividend income												1	9	52
Equity in undistributed earnings of subsidiary												4,313	3,782	2,270
Dividend income from bank subsidiary												320
Total income												4,634	3,791	2,322
Expenses:
Interest expense												658	446	443
Other												301	239	177
Total expense												959	685	620
Income before taxes												3,675	3,106	1,702
Income tax benefit												(293)	(218)	(152)
Net income												$ 3,968	$ 3,324	$ 1,854